Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Short Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
a.	Short-term borrowings
Bank loans mainly represented unsecured revolving loans
,
 letters of credit
 a
nd bank overdrafts.

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Secured bank loans, annual interest rates both were 0.90%-1.87% as of December 31, 2020 and 2021	$300,495	$203,127	$7,322
Unsecured bank loans, annual interest rates were 0.58%-3.38% and 0.40%-3.75% as of December 31, 2020 and 2021, respectively	34,297,362	40,833,302	1,472,001

	34,597,857	41,036,429	1,479,323
Less: financial liabilities for hedging - current (Note 34)	3,307,018	6,716,965	242,140

	$31,290,839	$34,319,464	$1,237,183

Long Term Bank Loans [member]
Statement [LineItems]
Summary of Borrowings
b.	Long-term borrowings

1)	Bank loans

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - repayable through January 2022, annual interest rates were 1.15%-1.17% and 1.08% as of December 31, 2020 and 2021, respectively (Note 36)	$12,536,424	$2,562,926	$92,391
Others - repayable through January 2022 to July 2029, annual interest rates were 0.56%-4.15% and 0.40%-4.00% as of December 31, 2020 and 2021, respectively	84,146,125	107,383,417	3,871,068
Mortgage loans
Repayable through March 2022 to December 2033, annual interest rates were 1.90%-4.90% and 2.32%-4.55% as of December 31, 2020 and 2021, respectively	10,813,997	8,031,142	289,515

	107,496,546	117,977,485	4,252,974
Less: unamortized discounts	104,323	3,642	131

	107,392,223	117,973,843	4,252,843
Less: current portion	2,250,121	4,526,683	163,183
financial liabilities for hedging - current (Note 34)	1,970,307	—	—
financial liabilities for hedging - non-current (Note 34)	5,910,919	4,780,931	172,348

	$97,260,876	$108,666,229	$3,917,312

Longterm Bills Payable [member]
Statement [LineItems]
Summary of Borrowings

2)	Long-term bills payable

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

China Bills Finance Corporation, repayable through March 2023 to December 2023, annual interest rates were 0.65%-0.90% and 0.65% as of December 31, 2020 and 2021, respectively	$2,000,000	$2,500,000	$90,123

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Ta Ching Bills Finance Corporation, repayable through January 2023 to March 2023, annual interest rates were 0.91% and 0.65% as of December 31, 2020 and 2021, respectively	$1,000,000	$2,500,000	$90,123
Mega Bills Finance Corporation, repayable in March 2023, annual interest rates were 0.92%-0.93% and 0.65% as of December 31, 2020 and 2021, respectively	2,000,000	2,000,000	72,098
International Bills Finance Corporation, early repaid in March 2023, annual interest rate was 0.65% as of December 31, 2021	—	1,500,000	54,073

	5,000,000	8,500,000	306,417
Less: unamortized discounts	1,498	1,353	49

	$4,998,502	$8,498,647	$306,368